COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Accounts payable and accrued expenses
Accounts payable:	2020	2019
Related parties (1)	$1,207,092	$1,141,213
General operating	4,156,498	3,342,952
Accrued interest on debt (2)	1,167,156	793,470
Credit card balances	177,714	183,279
Accrued payroll and other expenses	260,819	207,108
Taxes and fees payable	641,012	633,357
Unfavorable lease liability	151,419	242,256
Total	$7,761,710	$6,543,635

(1)	Relates to amounts due to management and members of the Board of Directors according to verbal and written agreements that have not been paid as of period end.

(2)	Portion relating to related parties is $615,141 and $481,942 for September 30, 2020 and December 31, 2019, respectively

Accounts payable:	2019	2018
Related parties (1)	$1,141,213	$741,577
General operating	3,342,952	3,037,601
Accrued interest on debt (2)	793,470	306,319
Credit card balances	183,279	246,949
Accrued payroll and other expenses	207,108	33,063
Taxes and fees payable	633,357	629,462
Unfavorable lease liability	242,256	—
Total	$6,543,635	$4,993,970

(1)	Relates to amounts due to management and members of the Board of Directors according to verbal and written agreements that have not been paid as of period end.

(2)	Portion relating to related parties is $481,942 and $195,456 for December 31, 2019 and 2018, respectively.

Maturity of lease liabilities
2020	$582,089
2021	1,949,477
2022	1,329,255
2023	815,977
2024	569,213
Thereafter	344,754
Total operating lease liabilities	$5,590,765
Amount representing interest	$(864,156)
Total net present value	$4,726,609

2020	$2,040,592
2021	$1,389,503
2022	$770,549
2023	$266,170
2024	$45,479
Thereafter	$112,639
Total operating lease liabilities	$4,624,932
Amount representing interest	$(693,352)
Total net present value	$3,931,580

Future minimum lease payments
Obligation	2020	2021	In Default	Total
Telecom Equipment Finance (1)	$449,103	—	449,103	$449,103
XRoads Equipment Agreement (2)	18,790	84,559	—	103,349
	467,893	84,559	449,103	552,452

(1)	The Telecom Equipment Lease is with an entity owned and controlled by shareholders of the Company and was due August 31, 2020, as amended.

(2)	The Xroads Equipment Agreement is with a third party that allows the Company to pay $11,288 per month starting on November 16, 2020 for eleven months with a $1 value acquisition price at the termination of the lease.

Obligation	2019	In Default	Total
Telecom Equipment Finance (1)	$449,103	—	$449,103